INVENTORY	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
INVENTORY
9.	INVENTORY

The Company’s inventory is comprised of:

	December 31	December 31
	2018	2017
	$	$
Dried cannabis	5,778,176	524,651
Cannabis oils	337,314	190,116
Goods for resale	1,498	3,727
Supplies and consumables	655,537	9,141
	6,772,525	727,635

Inventory expensed and included in cost of sales during the year ended December 31, 2018 was $3,575,132 (December 31, 2017 – $637,751). The fair value change in biological assets included in cost of goods sold during the year ended December 31, 2018 was $158,676 (December 31, 2017 – $163,754).